Earnings/(loss) per share	12 Months Ended
Dec. 31, 2022
Earnings/(loss) per share
Earnings/(loss) per share

6.   Earnings/(loss) per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the earnings/(loss) and number of shares used in basic and diluted loss per share computations for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Profit/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	7,303	(117,455)	(751)

Weighted average number of ordinary shares, basic	197,971,371	183,521,938	176,584,343
Weighted average number of ordinary shares, diluted	197,971,371	183,521,938	176,584,343

Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, basic and diluted US$	0.04	(0.64)	(0.00)

The Company applies guidance on retrospective adjustments in IAS 33 to reflect the impact of the Transaction on the earnings per share calculation. The number of shares prior to the Transaction was determined as the number of shares of Nexters Global Ltd multiplied by the ratio of the GDEV Inc. shares issued to the Nexters Global Ltd shareholders upon the Transaction to the Nexters Global Ltd shares prior to the Transaction.

The Company does not consider the effect of the warrants sold in the Initial Public Offering and private placement and the options granted under Employee Stock Option plan in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date they are out of the money, except an insignificant portion of vested options with strike price of 0. Deferred exchange shares are not considered by the Company in calculation of the basic and diluted earnings per share, as the instrument is neither vested at the reporting date nor would have been vested if the reporting date was the end of the contingent period, due to the fact that the vesting conditions in relation to the entire number of 20,000,000 deferred exchange shares were not met at the reporting date.

The weighted average number of ordinary shares (both basic and diluted) includes 569,301 shares issued as consideration for the acquisition of Lightmap and 864,269 shares that may be issued in the future as a deferred consideration for the acquisition of Lightmap Ltd as discussed in the Note 15.